Cover	Jun. 25, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002129773
Document Type	S-6
Entity Registrant Name	FT 13042
Document Period End Date	Jun. 25, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities of companies headquartered or incorporated in Europe. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust that invests in 30 European companies that have low estimated current year price to earnings (“P/E”) ratios in addition to above-average dividend yields.

Through our selection process we seek to find the stocks that we believe have the best prospects for above-average total return. The process, as outlined below, is applied as of the date the portfolio is selected.

Identify the Universe. The first step in our selection process is to identify the universe of stocks from which we will select the portfolio. To establish the universe, we begin with the companies listed in the STOXX® Europe 600 Index. Companies that issue stock, the custody of which cannot be maintained by the Trustee, have been removed from the universe of stocks from which the portfolio is selected.

Screen the Universe. The next step in our process is to evaluate the companies in the universe based on market-capitalization, the ratio of each stock’s current price to its estimated current year earnings, its dividend payout and dividend yield ratios. These screens are designed to identify stocks with a low P/E ratio and the ability to sustain its dividend yield. We screen stocks for market capitalization greater than $1 billion, an estimated current year P/E ratio of less than 16, a dividend payout ratio of less than 60% and a dividend yield of greater than 2.0%.

Select the Portfolio. The final step is to select the 30 stocks for the portfolio subject to a maximum of approximately 30% in a single sector. The stocks are approximately equally weighted within the portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign-listed securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.